Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 09, 2024
C000249041 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,237	$ 9,238	$ 9,275	$ 9,376	$ 9,549	$ 9,389	$ 9,739	$ 9,636	$ 9,789	$ 9,723	$ 9,530	$ 10,000
Solactive GBS United States 1000 Index ($10,756) [Member]
Account Value [Line Items]
Accumulated Value	10,756	10,108	10,166	10,806	11,007	10,670	10,981	10,323	10,399	10,181	9,951	10,000
Solactive US Aggregate Bond Index ($10,335) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,335	$ 10,419	$ 10,379	$ 10,374	$ 10,158	$ 10,097	$ 10,278	$ 10,179	$ 10,447	$ 10,307	$ 10,156	$ 10,000